Employee Benefit Plans (Employee Savings Plans) (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan [Abstract]
Contributions to employer sponsored defined contribution plans	$ 549.0	$ 403.0	$ 351.0
Employee Stock Ownership Plan (ESOP), Plan Description	Our non-union domestic employee savings plan uses an Employee Stock Ownership Plan (ESOP) for employer matching contributions. External borrowings were used by the ESOP to fund a portion of its purchase of ESOP stock from us. The external borrowings have been extinguished and only re-amortized loans remain between UTC and the ESOP Trust. As ESOP debt service payments are made, common stock is released from an unreleased shares account. ESOP debt may be prepaid or re-amortized to either increase or decrease the number of shares released so that the value of released shares equals the value of plan benefit. We may also, at our option, contribute additional common stock or cash to the ESOP.
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	23.4
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	7.9
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	$ 1,200.0
Contract with Customer, Liability, Revenue Recognized	4,900.0
Research and Development Expense [Abstract]
Research and development	3,015.0	2,462.0	2,427.0
Selling, general and administrative	8,521.0	7,066.0	6,429.0
Non-service pension cost (benefit)	(888.0)	(765.0)	(534.0)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ (525.0)	$ (393.0)	$ (158.0)
Equity Awards Vested and Expected to Vest, Remaining Term	2 years 10 months 24 days